Note 19 - Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	2022	2021	2020
Expected dividends	1.85%	1.53%	1.56%
Expected term (in years)	7.78	9.13	7.38
Expected stock price volatility	37%	36%	31%
Risk-free rate	3.03%	1.45%	0.52%

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	2022		2021		2020
		Weighted Average		Weighted Average		Weighted Average
	Shares	Exercise Price	Shares	Exercise Price	Shares	Exercise Price
Outstanding at beginning of year	357,254	$50.18	284,591	$43.71	273,039	$41.19
Granted	117,665	64.13	121,830	61.48	43,833	55.72
Exercised	(58,841)	43.27	(48,867)	40.76	(24,881)	37.84
Forfeited or expired	(1,300)	45.50	(300)	37.60	(7,400)	41.70
Outstanding at end of year	414,778	$55.13	357,254	$50.18	284,591	$43.71
Options and cash-settled SARs exercisable at year end	167,918	$46.09	159,560	$41.93	151,695	$40.89

Share-Based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
	Options and Cash-Settled SARs Outstanding			Options and Cash-Settled SARs Exercisable
Range of Exercise Prices	Number Outstanding at 12/31/22	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Number Outstanding at 12/31/22	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)
$32.81 - $51.00	132,266	$41.55	4.00	123,166	$41.33	3.96
$51.25 - $66.70	282,512	$61.49	8.48	44,752	$59.09	7.00
	414,778			167,918
Aggregate intrinsic value (in thousands)	$5,275			$3,658

Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
	Restricted Stock Shares
	Shares	Weighted Average Grant-Date Fair Value
Outstanding at December 31, 2021	1,250	$62.10
Granted	450	66.70
Vested	(625)	62.10
Forfeited	—	—
Outstanding at December 31, 2022	1,075	$64.03